Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(18)	Recent Accounting Pronouncements

In September 2016, the FASB released ASU 2016-13, "Financial Instruments - Credit Losses" which amended existing guidance to replace current generally accepted accounting principles used to measure a reporting entity's credit losses.  The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date.  To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

As previously disclosed, the Company formed a cross-functional team to work through its implementation of the plan. The Company has selected the Discounted Cash Flow modeling method and is running parallel processes and is working to finalize assessment and documentation of processes, data and model validation testing, qualitative factors and forecast periods. The Company had previously elected to delay its adoption of CECL, as provided by the CARES Act until the date on which the National Emergency concerning COVID-19 was terminated or December 31, 2020, whichever occurred first.  The December 31, 2020 adoption date under the CARES Act was extended to January 1, 2022 as a part of the COVID-19 Relief Bill, which became law in December 2020, and therefore the Company now intends to adopt CECL on January 1, 2022.